EQ/AXA Franklin Small Cap Value Core Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

Expense Example - EQ/AXA Franklin Small Cap Value Core Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	121	378	654	1,443
Class IB Shares	121	378	654	1,443